Quarterly Financial Data (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2010		Sep. 30, 2010		Jun. 30, 2010		Mar. 31, 2010		Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Quarterly Financial Data [Abstract]
Equity in earnings (loss) of KMP	$ 48.4		$ (24.9)		$ (19.9)		$ 15.1		$ 38.0		$ 13.5		$ 76.1		$ (8.9)		$ 18.7	$ 118.7	$ 90.6
Income taxes (benefit)	17.0		(9.9)		(6.7)		5.2		15.2		4.7		27.7		(3.3)		5.6	44.3	31.6
Net income (loss)	31.4	[1],[2],[3]	(15.0)	[1],[2],[3]	(13.2)	[1],[2],[3]	9.9	[1],[2],[3]	22.8	[4]	8.8	[4]	48.4	[4]	(5.6)	[4]	13.1	74.4	59.0
Earnings (loss) per share, basic and diluted (in dollars per share)	$ 0.32		$ (0.16)		$ (0.14)		$ 0.11		$ 0.25		$ 0.10		$ 0.55		$ (0.06)		$ 0.14	$ 0.84	$ 0.72
Number of shares used in computing basic and diluted earnings per share (in shares)	97.7		96.0		94.4		92.7		91.2		89.5		87.9		86.4		97.7	91.2
Schedule of Equity Method Investments [Line Items]
Net income reduction for share of KMP's rate case liability adjustments					30.2										29.0
Net Income Reduction For Share Of Kmps Remeasurement Of Equity Interest In Kinderhawk			30.3
Net income reduction for share of rights-of-way lease payment liability adjustments			12.5
Net income reduction for share of KMP's special bonus expense							15.2
KMP [Member]
Schedule of Equity Method Investments [Line Items]
Special bonus expense allocated to KMP							87.1										87.1
KMP's increase in expense associated with rate case liability adjustments					165.0										158.0		168.2	172.0
KMP's loss on remeasurement of previously held equity interest in KinderHawk			167.2														167.2
KMP's previously held equity interest in KinderHawk			50.00%														50.00%
KMP's increase in expense associated with rights-of-way lease payment liability adjustments			$ 69.3														$ 60.0

[1]	First quarter 2011 includes a $15.2 million reduction of net income for our share of KMP's $87.1 million increase in expense associated with a one-time special cash bonus payment paid to non-senior management employees in May 2011; however, we and KMP do not have any obligation, nor did we or KMP pay any amounts related to this expense.
[2]	Second quarter 2011 includes a $30.2 million reduction of net income for our share of KMP's $165.0 million increase in expense associated with rate case liability adjustments.
[3]	Third quarter 2011 includes a $30.3 million reduction of net income for our share of KMP's $167.2 million loss from the remeasurement of its previously held 50% equity interest in KinderHawk Field Services LLC to fair value, and a $12.5 million reduction of net income for our share of KMP's $69.3 million increase in expense primarily associated with rights-of-way lease payment liability adjustments.
[4]	First quarter 2010 includes a $29.0 million reduction of net income for our share of KMP's $158 million increase in expense associated with rate case liability adjustments.